INCOME TAXES	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 11 - INCOME TAXES

The Company has no tax positions at December 31, 2014 and 2013 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the years ended December 31, 2014 and 2013, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2014, and 2013.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net deferred tax assets consist of the following components as of December 31, 2014, and 2013:

	2014	2013
Deferred tax assets:
NOL Carryover	$17,100	$85,985
Related Party Accruals	600	14,001
Deferred tax liabilities
Depreciation	(300)	-

Valuation allowance	(17,400)	(99,986)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2014 and 2013 due to the following:

	2014	2013
Book Income	$(8,157,500)	$(26,199)
Related Party Accruals	(17,400)	-
Contributed Services	15,805	11,602
Other Nondeductible Expenses	8,157,927	-
State Taxes	(200)	-
Valuation allowance	1,368	14,597
	$-	$-

At December 31, 2014, the Company had net operating loss carryforwards of approximately $44,000 that may be offset against future taxable income from the year 2015 through 2034. No tax benefit has been reported in the December 31, 2014 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.